UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2017

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 7.6%
Dana Inc.	204,800	$4,573,184
Modine Manufacturing Co.	355,000	5,875,250	*
Superior Industries International Inc.	154,925	3,183,709

Total Auto Components		13,632,143

Textiles, Apparel & Luxury Goods - 2.5%
Wolverine World Wide Inc.	156,840	4,393,088

TOTAL CONSUMER DISCRETIONARY		18,025,231

CONSUMER STAPLES - 3.0%
Beverages - 1.5%
Cott Corp.	182,900	2,641,076

Food & Staples Retailing - 1.5%
Weis Markets Inc.	53,370	2,600,186

TOTAL CONSUMER STAPLES		5,241,262

ENERGY - 6.8%
Energy Equipment & Services - 4.5%
Forum Energy Technologies Inc.	220,590	3,441,204	*
Patterson-UTI Energy Inc.	89,000	1,796,910
Superior Energy Services Inc.	259,210	2,703,560	*

Total Energy Equipment & Services		7,941,674

Oil, Gas & Consumable Fuels - 2.3%
Carrizo Oil & Gas Inc.	95,080	1,656,294	*
Extraction Oil & Gas Inc.	187,000	2,515,150	*

Total Oil, Gas & Consumable Fuels		4,171,444

TOTAL ENERGY		12,113,118

FINANCIALS - 30.6%
Banks - 21.6%
BankUnited Inc.	52,410	1,766,741
Camden National Corp.	56,500	2,424,415
FNB Corp.	253,400	3,588,144
Great Western Bancorp Inc.	44,850	1,830,329
Heartland Financial USA Inc.	38,000	1,789,800
Lakeland Bancorp Inc.	131,100	2,471,235
MainSource Financial Group Inc.	86,000	2,881,860
Signature Bank	18,060	2,592,152	*
SVB Financial Group	20,200	3,550,958	*
Texas Capital Bancshares Inc.	30,220	2,339,028	*
Wesbanco Inc.	92,000	3,637,680
Western Alliance Bancorp	96,750	4,760,100	*
Wintrust Financial Corp.	63,830	4,879,165

Total Banks		38,511,607

Capital Markets - 2.8%
Affiliated Managers Group Inc.	30,420	5,045,461

Insurance - 3.8%
Axis Capital Holdings Ltd.	69,040	4,464,127
Crawford & Co., Class A Shares	293,659	2,284,667

Total Insurance		6,748,794

Mortgage Real Estate Investment (REITs) - 2.4%
Starwood Property Trust Inc.	189,480	4,242,457

TOTAL FINANCIALS		54,548,319

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
HEALTH CARE - 4.3%
Health Care Providers & Services - 4.3%
Brookdale Senior Living Inc.	99,880	$1,469,235	*
Civitas Solutions Inc.	134,620	2,355,850	*
Cross Country Healthcare Inc.	294,000	3,795,540	*

TOTAL HEALTH CARE		7,620,625

INDUSTRIALS - 18.1%
Aerospace & Defense - 2.6%
Triumph Group Inc.	146,270	4,622,132

Building Products - 1.8%
Builders FirstSource Inc.	205,820	3,153,162	*

Commercial Services & Supplies - 5.0%
ACCO Brands Corp.	197,828	2,304,696	*
Herman Miller Inc.	89,370	2,716,848
Pitney Bowes Inc.	264,000	3,986,400

Total Commercial Services & Supplies		9,007,944

Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV	61,500	1,213,395
Tutor Perini Corp.	61,690	1,773,588	*

Total Construction & Engineering		2,986,983

Electrical Equipment - 1.8%
General Cable Corp.	197,500	3,229,125

Machinery - 2.5%
Briggs & Stratton Corp.	95,100	2,291,910
Manitowoc Co. Inc.	367,040	2,205,911	*

Total Machinery		4,497,821

Professional Services - 1.2%
TrueBlue Inc.	78,506	2,080,409	*

Road & Rail - 1.5%
Heartland Express Inc.	131,850	2,745,117

TOTAL INDUSTRIALS		32,322,693

INFORMATION TECHNOLOGY - 10.1%
Electronic Equipment, Instruments & Components - 4.8%
AVX Corp.	155,460	2,540,216
Methode Electronics Inc.	85,000	3,502,000
PC Connection Inc.	96,000	2,597,760

Total Electronic Equipment, Instruments & Components		8,639,976

Technology Hardware, Storage & Peripherals - 5.3%
Avid Technology Inc.	600,000	3,156,000	*
Cray Inc.	185,000	3,404,000	*
Diebold Nixdorf Inc.	100,000	2,800,000

Total Technology Hardware, Storage & Peripherals		9,360,000

TOTAL INFORMATION TECHNOLOGY		17,999,976

MATERIALS - 4.8%
Chemicals - 1.1%
Kraton Corp.	54,350	1,871,814	*

Metals & Mining - 1.5%
Compass Minerals International Inc.	40,500	2,644,650

Paper & Forest Products - 2.2%
Boise Cascade Co.	131,120	3,986,048	*

TOTAL MATERIALS		8,502,512

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY			SHARES	VALUE
REAL ESTATE - 10.2%
Equity Real Estate Investment Trusts (REITs) - 10.2%
Cousins Properties Inc.			271,670	$2,387,979
EastGroup Properties Inc.			26,410	2,213,158
Empire State Realty Trust Inc., Class A Shares			80,020	1,662,015
First Potomac Realty Trust			293,750	3,263,562
Highwoods Properties Inc.			31,480	1,596,351
Parkway Inc.			70,583	1,615,645
Retail Properties of America Inc., Class A Shares			188,550	2,302,196
Urstadt Biddle Properties Inc., Class A Shares			160,590	3,179,682

TOTAL REAL ESTATE				18,220,588

UTILITIES - 1.1%
Electric Utilities - 1.1%
Portland General Electric Co.			42,820	1,956,446

TOTAL COMMON STOCKS (Cost - $142,511,722)				176,550,770

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 0.5%
INFORMATION TECHNOLOGY - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology Inc., Senior Bonds (Cost - $907,859)	2.000%	6/15/20	$1,250,000	923,437

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $143,419,581)				177,474,207

			SHARES
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $816,836)	0.822%		816,836	816,836

TOTAL INVESTMENTS - 100.0% (Cost - $144,236,417#)				178,291,043
Liabilities in Excess of Other Assets - (0.0)%				(83,465)

TOTAL NET ASSETS - 100.0%				$178,207,578

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$176,550,770	—	—	$176,550,770
Convertible Bonds & Notes	—	$923,437	—	923,437

Total Long-Term Investments	176,550,770	923,437	—	177,474,207

Short-Term Investments†	816,836	—	—	816,836

Total Investments	$177,367,606	$923,437	—	$178,291,043

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,882,889
Gross unrealized depreciation	(6,828,263)

Net unrealized appreciation	$34,054,626

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2017